Derivatives	6 Months Ended
Jun. 30, 2025
Derivatives
Derivatives

Note 6. Derivatives

Derivatives by category

	June 30, 2025			December 31, 2024
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	4,476	1,498	520,535	5,066	919	531,122
Currency-related contracts	2,285	7,674	134,211	5,577	4,120	154,836
Equity-related contracts	–	–	–	–	70	90
Contracts related to commodities, credit risk, etc.	–	107	3,461	–	118	4,648
Total derivatives	6,761	9,279	658,207	10,643	5,227	690,696

In accordance with SEK’s policies with regard to counterparty, interest rate, currency exchange, and other exposures, SEK uses, and is a party to, different kinds of derivative instruments, mostly various interest rate-related and currency exchange-related contracts, primarily to hedge risk exposure inherent in financial assets and liabilities. These contracts are carried at fair value in the statements of financial position on a contract-by-contract basis.